                                UNITED STATES
                      SECRITIES AND EXCHANGE COMMISSION
                            WASHINGTON D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:                   LAKE FOREST CAPITAL MANAGEMENT COMPANY
Address:                225 E. Deerpath
                        Suite 260
                        Lake Forest, IL 60045

  Form 13F File Number: 028-07576

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Robert L. Meyers
Title:       Managing Director
Phone:       847-295-4075

Signature, Place, and Date of Signing:

Robert L. Meyers         Lake Forest, Illinois      11/15/2002
[Signature]                  [City, State]           [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report,and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by another reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        121 records

Form 13F Information Table Value Total($000):     $125,163

List of Other Included Managers:               NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Lake Forest Capital Management
FORM 13F
30-Sept-02

                                                                                                      Voting Authority
                                                                Value    Shares/   Sh/    Invstmt
Name of Issuer                 Title of class    CUSIP          (x$1000) Prn Amt   Prn    Dscretn  Sole   Shared     None
--------------                 --------------    -----          -------- -------   ---    -------  ----   -------  -------
Citigroup Investments Corp LoanCONV              894185107          128     10852  SH     Sole              2014       8839
ABN AMRO Bk Nv 12# 12-4-02 rev CONV              00079FAA0            5     10000  SH     Sole                        10000
Automatic Data Zero            CONV              053015ac7           22     25000  SH     Sole                        25000
SG Structured 14% 10-17-02 rev CONV              78422XAJ2            0     10000  SH     Sole                        10000
Intl Paper Cap 7.875%          PFD               460140205          445     17775  SH     Sole              1200      16575
                                                                     10       400  SH     Other                         400
Franklin Templeton Mutual Shrs MFS               628380107          193     11624  SH     Other                       11624
Domini Social Equity Fund      MFS               257132100          531   26696.1  SH     Other                     26696.1
Fidelity Diversified Int'l Fun MFS               315910802         2390  146597.7  SH     Other                    146597.7
Fidelity Dividend Growth Fund  MFS               316389402         5659  278761.7  SH     Other                    278761.7
T. Rowe Price Growth Stock Fun MFS               741479109          539   31318.4  SH     Other                     31318.4
T. Rowe Price Mid-cap Growth F MFS               779556109         3179  111111.6  SH     Other                    111111.6
T. Rowe Price Small-Cap Stock  MFS               779572106         1162   57251.8  SH     Other                     57251.8
Vanguard European Stock Index  MFS               922042205         2034  135596.3  SH     Other                    135596.3
Vanguard Extended Market Index MFS               922908207          437   24430.7  SH     Other                     24430.7
Vanguard S&P 500 Index Fund    MFS               922908108         3849   51143.1  SH     Other                     51143.1
Vanguard Total Stock Market In MFS               922908306         3502  187248.8  SH     Other                    187248.8
Vanguard U.S. Growth           MFS               921910105         1417  123213.5  SH     Other                    123213.5
Weitz Value Fund               MFS               949045108         1961   77774.9  SH     Other                     77774.9
AFLAC Inc.                     COM               001055102         3170    103015  SH     Sole      13906   7750      81359
                                                                     12       400  SH     Other                         400
AOL Time Warner Inc            COM               00184a105          986     80720  SH     Sole      12372   5875      62473
                                                                      9       750  SH     Other                         750
Abbott Labs                    COM               002824100          534     13230  SH     Sole                        13230
American Express Co            COM               025816109          931     29171  SH     Sole       4254   2675      22242
                                                                      3       100  SH     Other                         100
American International Group I COM               026874107         3577   34133.1  SH     Sole       9548   4955    49630.1
                                                                      8       139  SH     Other                         139
Amgen Inc                      COM               031162100         1610     38098  SH     Sole       4587   2300      31211
                                                                      4       100  SH     Other                         100
Anheuser Busch                 COM               035229103          293      5800  SH     Sole                         5800
BP plc                         COM               055622104          583     14611  SH     Sole        200             14411
Bowne & Co                     COM                                  100     10000  SH     Sole                        10000
CenturyTel Inc.                COM               156700106         1478   63093.5  SH     Sole       9007   4825    49261.5
                                                                      5       225  SH     Other                         225
ChevronTexaco Corp             COM               166751107          435      6276  SH     Sole               231       6045
Cisco Systems Inc              COM               17275R102         2178    206152  SH     Sole      15946   8400     181806
Citigroup Inc.                 COM               172967101         3518  114148.3  SH     Sole      16978   8046    89124.3
                                                                     10       333  SH     Other                         333
Clear Channel Communications   COM               184502102         1069     30484  SH     Sole       3549   2050      24885
                                                                      7       200  SH     Other                         200
Coca-Cola                      COM               191216100          233      4850  SH     Sole                         4850
Concord EFS Inc                COM               206197105         1201     76096  SH     Sole       8633   6600      60863
                                                                      5       300  SH     Other                         300
Conoco Inc                     COM               208251504         2123     45588  SH     Sole       7271   3630      34687
                                                                      6       140  SH     Other                         140
Dell Computer Corp             COM               247025109         1353     55217  SH     Sole      10290   4875      40052
                                                                      5       200  SH     Other                         200
EMC Corp.                      COM               268648102          303   64563.5  SH     Sole       9907   3900    50756.5
Ecolab                         COM               278865100         1324     30986  SH     Sole       4789   2550      23647
                                                                      4       100  SH     Other                         100
ExxonMobil                     COM               30231G102         4189    130131  SH     Sole      14026 8304.1   107800.9
                                                                      8       264  SH     Other                         264
FedEx Corporation              COM               31428x106         1780     35217  SH     Sole       4488   2675      28054
                                                                     15       300  SH     Other                         300
Federal Home Loan Mtg Corp     COM               313400301         2556   44934.1  SH     Sole       7217   3575    34142.1
                                                                      8       150  SH     Other                         150
General Electric Co            COM               369604103         4657  187585.4  SH     Sole      20990  10470   156398.4
                                                                     12       500  SH     Other                         500
Home Depot Inc                 COM               437076102         2151   81542.9  SH     Sole       9914   5849    65779.9
                                                                     10       375  SH     Other                         375
Household Intl Corp            COM               441815107          781   28076.8  SH     Sole       2819   1775    23482.8
                                                                     10       350  SH     Other                         350
Intel Corp                     COM               458140100         2436  170084.4  SH     Sole      17021   8750   144313.4
                                                                      8       600  SH     Other                         600
International Business Machine COM               459200101         2738   45195.2  SH     Sole       4710   2615    37870.2
                                                                     17       300  SH     Other                         300
Johnson & Johnson              COM               478160104         4095   74853.8  SH     Sole      10534   6400    57919.8
                                                                     14       250  SH     Other                         250
Kohl's Corp                    COM               500255104         2787     45814  SH     Sole       5737   2925      37152
                                                                     12       200  SH     Other                         200
Lilly Eli & Company            COM               532457108         1235     22229  SH     Sole       3690   1700      16839
                                                                      6       100  SH     Other                         100
MBNA Corp                      COM               55262L100         1445     77374  SH     Sole      10230   5912      61232
                                                                      4       225  SH     Other                         225
Medtronic Inc.                 COM               585055106         1520   35649.2  SH     Sole       4668   2805    30576.2
                                                                      8       200  SH     Other                         200
Mellon Financial Corp          COM               585509102         1702   64588.9  SH     Sole       8946   4950    50692.9
                                                                      5       200  SH     Other                         200
Merck & Co                     COM               589331107          280      6125  SH     Sole                         6125
Microsoft Corporation          COM               594918104         3378     75311  SH     Sole       9206   5125      60980
                                                                      4       100  SH     Other                         100
Nestle (ADR)                   COM               641069406          410      7500  SH     Sole                         7500
                                                                      5       100  SH     Other                         100
Nokia Corp (ADR)               COM               654902204         1411    102624  SH     Sole      14308   7225      81091
                                                                      7       500  SH     Other                         500
Oracle                         COM               68389x105          140     17860  SH     Sole                        17860
Pepsico Inc                    COM               713448108         3345   88361.4  SH     Sole      11139   6925    70297.4
                                                                     11       300  SH     Other                         300
Pfizer Inc                     COM               717081103         2070   70314.1  SH     Sole       9531   5175    55608.1
                                                                      7       250  SH     Other                         250
Quest Diagnostics              COM               748341100          878     14135  SH     Sole       2505   1100      10530
                                                                      3        50  SH     Other                          50
Royal Dutch Petrol (ADR)       COM               780257804          990     24381  SH     Sole       3507   1600      19274
Schlumberger Ltd               COM               806857108          269      7000  SH     Sole               900       6100
                                                                      4       100  SH     Other                         100
Starbucks Corp                 COM               855244109         2133    101760  SH     Sole      10600   7075      84085
                                                                      6       300  SH     Other                         300
Stryker                        COM               863667101         1929     32853  SH     Sole       4731   2650      25472
                                                                      6       100  SH     Other                         100
SunGard Data Systems           COM               867363103         1735     87225  SH     Sole      12270   6850      68105
                                                                      6       300  SH     Other                         300
Target                         COM               87612E106         1291   43481.3  SH     Sole       6318   3725    33438.3
                                                                      3       100  SH     Other                         100
Tenet Healthcare               COM               88033g100          707     15600  SH     Sole       2895   1300      11405
                                                                      2        50  SH     Other                          50
Veritas Software Co            COM               923436109          444     29930  SH     Sole       3678   2975      23277
                                                                      1       100  SH     Other                         100
Verizon Communications         COM               92343v104         2570     88887  SH     Sole      11935   6175      70777
                                                                     95      3461  SH     Other                        3461
Wal-Mart Stores                COM               931142103         2959   59233.2  SH     Sole       7980   3875    47378.2
                                                                      5       100  SH     Other                         100
Walgreen Co                    COM               931422109         3715  119425.4  SH     Sole      13907   8050    97468.4
                                                                      6       200  SH     Other                         200
Washington Post Co Class B     COM               939640108          260       400  SH     Sole                          400
Whole Foods Market             COM               966837106         2479     57052  SH     Sole       7783   4050      45219
                                                                      9       200  SH     Other                         200
American Legacy Growth Fund II amerleg                              873    248621  SH     Other                      248621
Guardian Investor Stock Fund   guardlib4                            638     24542  SH     Other                       24542
Guardian Investor Stock Fund   guardob                              534     18511  SH     Other                       18511
Guardian Value Guard II Stock  guardian3 1                          795     11358  SH     Other                       11358
REPORT SUMMARY                 121 DATA RECORDS                  125162         0 OTHER MANAGERS